Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	$ (5,928)	$ 2,148
Current	2,438	3,607
Deferred	(1,007)	(1,647)
Income tax expense (recovery)	1,431	1,960
Italy
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	5,244	26,645
Current	2,007	2,260
Deferred	(1,146)	(1,647)
Income tax expense (recovery)	861	613
United States
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	21,400	16,174
Current	(274)	13
Deferred	0	0
Income tax expense (recovery)	(274)	13
Canada
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	(31,429)	(28,160)
Current	80	0
Deferred	0	0
Income tax expense (recovery)	80	0
Other
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	(1,143)	(12,511)
Current	625	1,334
Deferred	139	0
Income tax expense (recovery)	$ 764	$ 1,334